Cash and Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents [Abstract]
Cash	$ 10,593		$ 13,248
Cash equivalents	2,404	[1]	58	[1]
Cash and cash equivalents	$ 12,997		$ 13,306		$ 11,483	$ 6,657
Weighted average interest rate of cash on deposit	0.74%		0.11%

[1]	Comprised mainly of deposits in banks as at December 31, 2012 and 2013 carrying a weighted average interest rate of 0.11% and 0.74%, respectively.